Share-based payment plans - Breakdown (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 2,252	$ 1,292
Cost of revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	30	9
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	1,067	538
Sales and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	423	235
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 732	$ 510